John Hancock Funds II

Supplement dated December 2, 2011

to the Prospectuses dated December 31, 2010  and June 14, 2011

Alternative Asset Allocation Fund

The sections “Fund summary - Portfolio management” and “Fund details – Who’s who,” as applicable, are amended as follows:

As of December 9, 2011, Scott Warlow is no longer a portfolio manager of the fund.

Messrs. Boyda, Medina and Orlich will continue to serve as portfolio managers of the fund.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated December 2, 2011

to the Prospectuses dated August 30, 2011

Alternative Asset Allocation Fund

Lifecycle Portfolios

Lifestyle Portfolios

Retirement Portfolios

The sections “Fund summary - Portfolio management” and “Fund details – Who’s who,” as applicable, are amended as follows:

As of December 9, 2011, Scott Warlow is no longer a portfolio manager of the fund.

Messrs. Boyda, Medina and Orlich will continue to serve as portfolio managers of the fund.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated December 2, 2011

to the Prospectuses dated December 31, 2010

Lifecycle Portfolios

The sections “Fund summary - Portfolio management” and “Fund details – Who’s who,” as applicable, are amended as follows:

As of December 9, 2011, Scott Warlow is no longer a portfolio manager of the fund.

Messrs. Boyda, Medina and Orlich will continue to serve as portfolio managers of the fund.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated December 2, 2011

to the Prospectuses dated December 31, 2010

Retirement Portfolios

The sections “Fund summary - Portfolio management” and “Fund details – Who’s who,” as applicable, are amended as follows:

As of December 9, 2011, Scott Warlow is no longer a portfolio manager of the fund.

Messrs. Boyda, Medina and Orlich will continue to serve as portfolio managers of the fund.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated December 2, 2011

to the Class 1 Prospectus dated December 31, 2010

Core Diversified Growth and Income Portfolio

Core Fundamental Holdings Portfolio

Core Global Diversification Portfolio

Each Retirement Portfolio

Each Lifecycle Portfolio

The sections “Management – Investment Adviser” and “Management – Portfolio Managers – John Hancock Asset Management” are amended as follows:

As of December 9, 2011, Scott Warlow is no longer a portfolio manager of the fund.

Messrs. Boyda, Medina and Orlich will continue to serve as portfolio managers of the fund.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated December 2, 2011

to the Prospectuses dated April 30, 2011

Lifestyle Portfolios

The sections “Fund summary - Portfolio management” and “Fund details – Who’s who,” as applicable, are amended as follows:

As of December 9, 2011, Scott Warlow is no longer a portfolio manager of the fund.

Messrs. Boyda, Medina and Orlich will continue to serve as portfolio managers of the fund.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated December 2, 2011

to the Statement of Additional Information

dated June 14, 2011

Alternative Asset Allocation Fund

The section APPENDIX C - PORTFOLIO MANAGER INFORMATION - John Hancock Asset Management (North America)” is amended as follows:

Effective December 9, 2011, Scott Warlow is no longer a portfolio manager of each of the Funds.

Messrs. Boyda, Medina and Orlich will continue to serve as portfolio managers of the Funds.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated December 2, 2011

to the Statement of Additional Information

dated August 30, 2011

Alternative Asset Allocation Fund

Lifecycle Portfolios

Lifestyle Portfolios

Retirement Portfolios

The section APPENDIX C - PORTFOLIO MANAGER INFORMATION - John Hancock Asset Management (North America)” is amended as follows:

Effective December 9, 2011, Scott Warlow is no longer a portfolio manager of each of the Funds.

Messrs. Boyda, Medina and Orlich will continue to serve as portfolio managers of the Funds.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated December 2, 2011

to the Statement of Additional Information dated April 30, 2011

The section APPENDIX B - PORTFOLIO MANAGER INFORMATION – “John Hancock Asset Management (North America)” is amended as follows:

Effective December 9, 2011, Scott Warlow is no longer a portfolio manager of each of the Funds.

Messrs. Boyda, Medina and Orlich will continue to serve as portfolio managers of the Funds.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated December 2, 2011

to the Statement of Additional Information dated December 31, 2010

Alternative Asset Allocation Fund

Core Diversified Growth and Income Portfolio

Core Fundamental Holdings Portfolio

Core Global Diversification Portfolio

Each Retirement Portfolio

Each Lifecycle Portfolio

The section APPENDIX C - PORTFOLIO MANAGER INFORMATION – “John Hancock Asset Management (North America)” is amended as follows:

Effective December 9, 2011, Scott Warlow is no longer a portfolio manager of each of the Funds.

Messrs. Boyda, Medina and Orlich will continue to serve as portfolio managers of the Funds.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.